U.S GLOBAL INVESTORS FUNDS

Global Emerging Markets Fund

SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2010

Effective February 7, 2011, Mr. Romeo Dator will no longer serve as a member of the Global Emerging Markets Fund’s portfolio management team. All information concerning Mr. Dator in the Fund Management section of the summary prospectus (page 3) and prospectus (page 28, and page 70) is deleted.

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2010

Effective February 7, 2011, Mr. Romeo Dator will no longer serve as a member of the All American Equity Fund’s portfolio management team. All information concerning Mr. Dator in the Fund Management section of the summary prospectus (page 2) and prospectus (page 3, and page 70) is deleted.

U.S GLOBAL INVESTORS FUNDS

China Region Fund

SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2010

Effective February 7, 2011, Mr. Romeo Dator will no longer serve as a member of the China Region Fund’s portfolio management team. All information concerning Mr. Dator in the Fund Management section of the summary prospectus (page 3) and prospectus (page 33, and page 70) is deleted.

U.S GLOBAL INVESTORS FUNDS

Holmes Growth Fund

SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2010

Effective February 7, 2011, Mr. Romeo Dator will no longer serve as a member of the Holmes Growth Fund’s portfolio management team. All information concerning Mr. Dator in the Fund Management section of the summary prospectus (page 2) and prospectus (page 6, and page 70) is deleted.

U.S. GLOBAL INVESTORS FUNDS

STATEMENT OF ADDITIONAL INFORMATION

INVESTOR CLASS SHARES

SUPPLEMENT DATED FEBRUARY 7, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010

All information concerning Mr. Romeo Dator is deleted from the Portfolio Managers section (page 38) of the Statement of Additional Information.